Inventory (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of inventory balances
	2012	2011
Raw materials	$1,578,662	$671,991
Work in Process	430,158	662,081
	2,008,820	1,334,072
Reserve for Obsolescence	(105,000)	(90,000)
Inventory, net	$1,903,820	$1,244,072